Income Taxes - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Dec. 31, 2008	Dec. 31, 2019 CNY (¥)
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent			25.00%	25.00%	25.00%	25.00%
Deferred tax assets, valuation allowance	$ 2,775	$ 7,711
Decrease in valuation allowance	4,936
Unrecognized Tax Benefits	904	1,681	$ 1,873	$ 1,842
Unrecognized tax benefits that would impact effective tax rate	904	1,681	$ 1,873
Unrecognized tax benefits, interest on income taxes expense	458	203
Unrecognized tax benefits, interest on income taxes accrued	412	$ 859
Minimum [Member]
Income Tax [Line Items]
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of domestic subsidiaries	7,153
Maximum [Member]
Income Tax [Line Items]
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of domestic subsidiaries	14,306
Sinovac Beijing
Income Tax [Line Items]
Undistributed earnings of domestic subsidiaries	143,061
PRC Subsidiaries
Income Tax [Line Items]
Operating loss carryforwards	$ 23,378						¥ 163
Operating loss carryforwards expiration period	will expire from 2020 to 2029
Income tax statute of limitation for transfer pricing related matters	10 years
PRC Subsidiaries | Minimum [Member]
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	3 years
PRC Subsidiaries | Maximum [Member]
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	5 years
PRC
Income Tax [Line Items]
Lower withholding tax rate on dividends distributed by foreign invested enterprises	5.00%
Higher withholding tax rate on dividends distributed by foreign invested enterprises	10.00%
PRC | Sinovac Beijing
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters			3 years
Income taxes preferential income tax rate			15.00%
PRC | PRC Subsidiaries
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%